Shareholder Fees {- Fidelity® Series Blue Chip Growth Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Series Blue Chip Growth Fund Series PRO-08 | Fidelity® Series Blue Chip Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none